Commitment and Contingencies - Additional Information (Details) $ in Thousands, € in Millions	1 Months Ended		3 Months Ended	12 Months Ended		24 Months Ended
	Jun. 30, 2019 USD ($)	Dec. 31, 2009	Mar. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2021 USD ($)	Mar. 31, 2022 EUR (€)
Loss Contingencies [Line Items]
Operating lease commencement	2019-06
Operating lease expiration	2025-08
Total lease payments			$ 2,098	$ 2,262		$ 2,262
Operating lease right-of-use assets			1,877	2,016	$ 2,167	2,016
Short-term lease liabilities			548	541	421	541
Long-term lease liabilities			$ 1,374	$ 1,519	1,780	1,519
Operating lease expense					100	$ 500
Operating lease remaining lease terms			3 years 4 months 24 days	3 years 8 months 12 days		3 years 8 months 12 days	3 years 4 months 24 days
Operating lease weighted average discount rate, percent			5.90%	5.90%		5.90%	5.90%
Research and development expenses credit				$ 100	600
Other long-term liabilities			$ 5,643	5,588	11,729	$ 5,588
Office space located in Boston
Loss Contingencies [Line Items]
Total lease payments	$ 3,200
Research and Development Tax credits
Loss Contingencies [Line Items]
Other long-term liabilities			$ 2,900	$ 3,000	$ 3,100	$ 3,000
PureTech | Royalty and Sublicense Income Agreement
Loss Contingencies [Line Items]
Royalty payment required percentage		2.00%
One S.r.l | Amended And Restated Master Agreement
Loss Contingencies [Line Items]
Percentage of royalty			2.00%
Payments to be made upon the achievement of certain milestones			$ 19,500				€ 17.5